SMITH BARNEY INVESTMENT FUNDS INC.
on behalf of
SMITH BARNEY SPECIAL EQUITIES FUND
(the "Fund")

Supplement dated March 9, 1998
to
Prospectus dated April 30, 1997



           	Pursuant to shareholder approval
on March 9, 1998, the following
supplements the disclosure set forth
in the Prospectus under "Investment
Objective and Management Policies":

	The Fund may enter into transactions
in futures contracts and options on
futures only (i) for bona fide
hedging purposes (as defined in
Commodities Futures Trading
Commission regulations), or (ii) for
non-hedging purposes, provided that
the aggregate initial margin and
premiums on such non-hedging
positions do not exceed 5% of the
liquidation value of the Fund's
assets.

Futures contracts provide for the
future sale by one party and purchase
by another party of a specified amount
of a specific security at a specified
future time and at a specified price.
The primary purpose of entering into a
futures contract by the Fund is to
protect the Fund from fluctuations in
the value of securities without
actually buying or selling the
securities.  The Fund may enter into
futures contracts and options on
futures to seek higher investment
returns when a futures contract is
priced more attractively than stocks
comprising a benchmark index, to
facilitate trading or to reduce
transaction costs.  The Fund will only
enter into futures contracts and
options on futures contracts that are
traded on a domestic exchange and
board of trade.  Assets committed to
futures contracts will be segregated
at the Fund's custodian to the extent
required by law.

	Among the several risks accompanying
the utilization of futures contracts
and options on futures contracts are the following risks.
First,  the successful use of futures
and options is dependent upon the
ability of the Investment Adviser to
predict correctly movements in the
stock market or in the direction of
interest rates.  These predictions
involve skills and techniques that may
be different from those involved in
the management of investments in
securities.  If the prices of the
underlying commodities move in an
unanticipated manner, the Fund may
lose the expected benefit of these
futures or options transactions and
may incur losses.  Second, positions
in futures contracts and options on
futures contracts may only be closed
out by entering into offsetting
transactions on the exchange where the
position was entered into (or through
a linked exchange), and as a result of
daily price fluctuations limits there
can be no assurance the offsetting
transaction could be entered into at
an advantageous price at a particular
time.  Consequently, the Fund may
realize a loss on a futures contract
or option that is not offset by an
increase in the value of its portfolio
securities that are being hedged or
the Fund may not be able to close a
futures or options position without
incurring a loss in the event of
adverse price movements.

 .




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